Cover Page	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	FIVE BELOW, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-35600
Entity Tax Identification Number	75-3000378
Entity Address, Address Line One	701 Market Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19106
City Area Code	215
Local Phone Number	546-7909
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001177609
Amendment Flag	false